Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associates and joint ventures
At 1 January	$ 99	$ 85	$ 59
Additions	76	65	45
Share of after tax losses	(55)	(33)	(16)
Unrecognised Profit on Transactions with Joint Ventures	(27)
Exchange adjustments	10	(18)	(3)
At 31 December	$ 103	$ 99	$ 85